Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

This Supplement is dated January 9, 2019.

Supplement Dated January 9, 2019
To The Statement of Additional Information
 Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

Effective January 1, 2019, on page 85, in the section "VI. Trustees and Officers of the Trust," sub-section "Trustee and Officer Compensation," please delete the first paragraph in the entirety and replace with the following:

Effective January 1, 2019, each Independent Trustee is paid by the Fund Complex an annual retainer of $220,000, as well as a fee of $15,500 for each in-person meeting of the Board attended.  The fees are allocated to the funds within the Fund Complex on a pro-rata basis based on net assets. For each telephonic meeting of the Board attended, each Independent Trustee is paid a fee of $6,000. The Chairman of the Board of Trustees receives an additional annual retainer of $94,000.  The Chair of the Audit Committee receives an additional annual retainer of $27,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $3,500 for each in-person or telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $22,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $3,500 for each in-person or telephonic Governance Committee meeting attended. The Chair of each Investment Committee receives an additional annual retainer of $15,000 for his or her services in that capacity.  The Investment Committees have telephonic meetings three times per year, in addition to their in-person meetings, which take place concurrently with Board meetings. The members of each Investment Committee shall receive $3,500 for each telephonic Investment Committee meeting attended. If an Independent Trustee participates in an in-person Board meeting by telephone, the Independent Trustee will receive half of the meeting fee.

This Supplement is dated January 9, 2019.